UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-07507

Deutsche Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2016

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2016

Semiannual Report

Deutsche Investments VIT Funds

Deutsche Equity 500 Index VIP

Contents

3 Performance Summary

3 Portfolio Summary

4 Portfolio Manager

5 Investment Portfolio

17 Statement of Assets and Liabilities

17 Statement of Operations

18 Statement of Changes in Net Assets

21 Financial Highlights

23 Notes to Financial Statements

28 Information About Your Fund's Expenses

29 Proxy Voting

30 Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

Deutsche AM Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2016 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2016 are 0.34%, 0.67% and 0.74% for Class A, Class B and Class B2 shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment
■ Deutsche Equity 500 Index VIP — Class A ■ S&P 500® Index

The Standard & Poor's 500® (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results (as of June 30, 2016)
Deutsche Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,369	$10,374	$13,808	$17,461	$19,963
	Average annual total return	3.69%	3.74%	11.36%	11.79%	7.16%
S&P 500 Index	Growth of $10,000	$10,384	$10,399	$13,920	$17,702	$20,465
	Average annual total return	3.84%	3.99%	11.66%	12.10%	7.42%
Deutsche Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,353	$10,348	$13,699	$17,244	$19,466
	Average annual total return	3.53%	3.48%	11.06%	11.51%	6.89%
S&P 500 Index	Growth of $10,000	$10,384	$10,399	$13,920	$17,702	$20,465
	Average annual total return	3.84%	3.99%	11.66%	12.10%	7.42%
Deutsche Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B2	Growth of $10,000	$10,353	$10,337	$13,658	$17,142	$19,236
	Average annual total return	3.53%	3.37%	10.95%	11.38%	6.76%
S&P 500 Index	Growth of $10,000	$10,384	$10,399	$13,920	$17,702	$20,465
	Average annual total return	3.84%	3.99%	11.66%	12.10%	7.42%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/16	12/31/15

Common Stocks	98%	100%
Cash Equivalents	2%	0%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	6/30/16	12/31/15

Information Technology	20%	21%
Financials	15%	16%
Health Care	15%	15%
Consumer Discretionary	12%	13%
Consumer Staples	11%	10%
Industrials	10%	10%
Energy	7%	7%
Utilities	4%	3%
Telecommunication Services	3%	2%
Materials	3%	3%
	100%	100%

Ten Largest Equity Holdings (18.4% of Net Assets)
1. Apple, Inc. Designs, manufactures and markets personal computers and related computing and mobile communications devices	2.8%
2. Alphabet, Inc. Holding company with subsidiaries that provide Web-based search, maps, hardware products and various software applications	2.2%
3. Microsoft Corp. Develops, manufactures, licenses, sells and supports software products	2.2%
4. Exxon Mobil Corp. Explorer and producer of oil and gas	2.1%
5. Johnson & Johnson Provider of health care products	1.8%
6. General Electric Co. Diversified technology, media and financial services company	1.5%
7. Amazon.com, Inc. An online retailer; sells books, music and videotapes	1.5%
8. Berkshire Hathaway, Inc. Holding company of insurance business and a variety of other businesses	1.5%
9. AT&T, Inc. Provider of communications services	1.4%
10. Facebook, Inc. Operates a social networking Web site	1.4%
Portfolio holdings and characteristics are subject to change. For more complete details about the Fund's investment portfolio, see page 5.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Manager

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Portfolio Manager

Investment Portfolio June 30, 2016 (Unaudited)

	Shares	Value ($)

Common Stocks 98.0%
Consumer Discretionary 12.0%
Auto Components 0.3%
BorgWarner, Inc.	6,273	185,179
Delphi Automotive PLC	7,687	481,206
Goodyear Tire & Rubber Co.	7,732	198,403
Johnson Controls, Inc.	18,344	811,906
		1,676,694
Automobiles 0.5%
Ford Motor Co. (a)	111,207	1,397,872
General Motors Co.	39,743	1,124,727
Harley-Davidson, Inc. (a)	5,065	229,444
		2,752,043
Distributors 0.1%
Genuine Parts Co. (a)	4,232	428,490
LKQ Corp.*	8,673	274,934
		703,424
Diversified Consumer Services 0.0%
H&R Block, Inc.	6,228	143,244
Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	12,507	552,809
Chipotle Mexican Grill, Inc.* (a)	819	329,860
Darden Restaurants, Inc. (a)	3,276	207,502
Marriott International, Inc. "A" (a)	5,358	356,093
McDonald's Corp.	24,966	3,004,408
Royal Caribbean Cruises Ltd. (a)	4,770	320,306
Starbucks Corp.	41,674	2,380,419
Starwood Hotels & Resorts Worldwide, Inc.	4,755	351,632
Wyndham Worldwide Corp. (a)	3,238	230,643
Wynn Resorts Ltd. (a)	2,353	213,276
Yum! Brands, Inc.	11,579	960,131
		8,907,079
Household Durables 0.5%
D.R. Horton, Inc.	9,564	301,075
Garmin Ltd. (a)	3,278	139,053
Harman International Industries, Inc.	2,066	148,380
Leggett & Platt, Inc.	3,844	196,467
Lennar Corp. "A"	5,115	235,801
Mohawk Industries, Inc.*	1,796	340,809
Newell Brands, Inc.	12,949	628,933
PulteGroup, Inc.	9,178	178,879
Whirlpool Corp. (a)	2,181	363,442
		2,532,839
Internet & Catalog Retail 2.2%
Amazon.com, Inc.*	11,000	7,871,820
Expedia, Inc.	3,325	353,448
Netflix, Inc.*	12,123	1,109,012
The Priceline Group, Inc.*	1,413	1,764,003
TripAdvisor, Inc.*	3,298	212,061
		11,310,344
Leisure Products 0.1%
Hasbro, Inc.	3,184	267,424
Mattel, Inc. (a)	9,728	304,389
		571,813
Media 2.7%
CBS Corp. "B"	11,753	639,833
Comcast Corp. "A"	68,735	4,480,835
	Shares	Value ($)

Discovery Communications, Inc. "A"* (a)	4,359	109,977
Discovery Communications, Inc. "C"*	6,708	159,986
Interpublic Group of Companies, Inc.	11,268	260,291
News Corp. "A"	10,954	124,328
News Corp. "B"	2,814	32,839
Omnicom Group, Inc. (a)	6,786	552,991
Scripps Networks Interactive, Inc. "A"	2,677	166,697
TEGNA, Inc.	6,361	147,384
Time Warner, Inc.	22,377	1,645,605
Twenty-First Century Fox, Inc. "A"	31,293	846,476
Twenty-First Century Fox, Inc. "B"	12,176	331,796
Viacom, Inc. "B"	9,768	405,079
Walt Disney Co. (a)	42,403	4,147,861
		14,051,978
Multiline Retail 0.6%
Dollar General Corp.	8,083	759,802
Dollar Tree, Inc.*	6,645	626,225
Kohl's Corp.	5,095	193,203
Macy's, Inc.	8,731	293,449
Nordstrom, Inc. (a)	3,646	138,730
Target Corp.	16,811	1,173,744
		3,185,153
Specialty Retail 2.5%
Advance Auto Parts, Inc.	2,119	342,494
AutoNation, Inc.*	2,119	99,551
AutoZone, Inc.* (a)	841	667,619
Bed Bath & Beyond, Inc. (a)	4,292	185,500
Best Buy Co., Inc.	8,129	248,747
CarMax, Inc.* (a)	5,591	274,127
Foot Locker, Inc. (a)	3,776	207,151
Home Depot, Inc.	35,363	4,515,502
L Brands, Inc.	7,211	484,074
Lowe's Companies, Inc.	25,188	1,994,134
O'Reilly Automotive, Inc.* (a)	2,751	745,796
Ross Stores, Inc.	11,465	649,951
Signet Jewelers Ltd.	2,272	187,236
Staples, Inc.	18,047	155,565
The Gap, Inc. (a)	6,181	131,161
Tiffany & Co. (a)	3,155	191,319
TJX Companies, Inc.	18,804	1,452,233
Tractor Supply Co.	3,834	349,584
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,790	436,116
Urban Outfitters, Inc.*	2,644	72,710
		13,390,570
Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc. (a)	7,799	317,731
Hanesbrands, Inc.	10,589	266,101
Michael Kors Holdings Ltd.*	4,918	243,343
NIKE, Inc. "B"	37,908	2,092,522
PVH Corp.	2,321	218,708
Ralph Lauren Corp.	1,663	149,038
Under Armour, Inc. "A"* (a)	5,253	210,803
Under Armour, Inc. "C"*	5,290	192,566
VF Corp.	9,410	578,621
		4,269,433
	Shares	Value ($)

Consumer Staples 10.3%
Beverages 2.3%
Brown-Forman Corp. "B"	2,811	280,425
Coca-Cola Co.	110,784	5,021,839
Constellation Brands, Inc. "A"	4,985	824,519
Dr. Pepper Snapple Group, Inc.	5,314	513,492
Molson Coors Brewing Co. "B"	5,213	527,191
Monster Beverage Corp.* (a)	3,985	640,429
PepsiCo, Inc.	41,131	4,357,418
		12,165,313
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	12,462	1,957,033
CVS Health Corp.	30,562	2,926,006
Kroger Co.	27,142	998,554
Sysco Corp.	14,891	755,569
Wal-Mart Stores, Inc.	43,423	3,170,748
Walgreens Boots Alliance, Inc.	24,585	2,047,193
Whole Foods Market, Inc. (a)	9,071	290,453
		12,145,556
Food Products 1.8%
Archer-Daniels-Midland Co.	16,622	712,918
Campbell Soup Co.	5,027	334,446
ConAgra Foods, Inc.	12,314	588,732
General Mills, Inc. (a)	16,836	1,200,744
Hormel Foods Corp.	7,797	285,370
Kellogg Co.	7,147	583,553
Kraft Heinz Co.	16,963	1,500,886
McCormick & Co., Inc.	3,342	356,491
Mead Johnson Nutrition Co.	5,270	478,252
Mondelez International, Inc. "A"	44,149	2,009,221
The Hershey Co.	4,042	458,727
The JM Smucker Co.	3,381	515,298
Tyson Foods, Inc. "A"	8,568	572,257
		9,596,895
Household Products 2.0%
Church & Dwight Co., Inc.	3,623	372,771
Clorox Co.	3,670	507,891
Colgate-Palmolive Co.	25,466	1,864,111
Kimberly-Clark Corp.	10,221	1,405,183
Procter & Gamble Co.	75,703	6,409,773
		10,559,729
Personal Products 0.1%
Estee Lauder Companies, Inc. "A"	6,286	572,152
Tobacco 1.8%
Altria Group, Inc.	55,614	3,835,141
Philip Morris International, Inc.	44,109	4,486,768
Reynolds American, Inc.	23,653	1,275,606
		9,597,515
Energy 7.2%
Energy Equipment & Services 1.1%
Baker Hughes, Inc.	12,379	558,665
Diamond Offshore Drilling, Inc.	1,919	46,689
FMC Technologies, Inc.*	6,558	174,902
Halliburton Co.	24,472	1,108,337
Helmerich & Payne, Inc. (a)	3,071	206,156
National Oilwell Varco, Inc. (a)	10,777	362,646
Schlumberger Ltd.	39,478	3,121,920
Transocean Ltd. (a)	10,116	120,279
		5,699,594
	Shares	Value ($)

Oil, Gas & Consumable Fuels 6.1%
Anadarko Petroleum Corp.	14,594	777,130
Apache Corp.	10,719	596,727
Cabot Oil & Gas Corp.	13,253	341,132
Chesapeake Energy Corp.*	16,756	71,716
Chevron Corp.	53,589	5,617,735
Cimarex Energy Co.	2,691	321,090
Columbia Pipeline Group, Inc.	11,566	294,817
Concho Resources, Inc.*	3,732	445,116
ConocoPhillips	35,251	1,536,944
Devon Energy Corp.	14,926	541,067
EOG Resources, Inc. (a)	15,585	1,300,101
EQT Corp.	4,922	381,110
Exxon Mobil Corp.	117,895	11,051,477
Hess Corp.	7,476	449,308
Kinder Morgan, Inc.	51,828	970,220
Marathon Oil Corp.	24,231	363,707
Marathon Petroleum Corp.	14,993	569,134
Murphy Oil Corp. (a)	4,469	141,891
Newfield Exploration Co.*	5,678	250,854
Noble Energy, Inc.	12,120	434,744
Occidental Petroleum Corp.	21,648	1,635,723
ONEOK, Inc.	6,062	287,642
Phillips 66	13,302	1,055,381
Pioneer Natural Resources Co. (a)	4,627	699,649
Range Resources Corp.	4,820	207,935
Southwestern Energy Co.*	13,144	165,352
Spectra Energy Corp.	19,484	713,699
Tesoro Corp.	3,458	259,073
Valero Energy Corp.	13,328	679,728
Williams Companies, Inc.	19,556	422,996
		32,583,198
Financials 15.4%
Banks 5.1%
Bank of America Corp.	292,346	3,879,431
BB&T Corp.	23,343	831,244
Citigroup, Inc.	83,457	3,537,742
Citizens Financial Group, Inc.	14,826	296,223
Comerica, Inc.	4,927	202,648
Fifth Third Bancorp.	22,105	388,827
Huntington Bancshares, Inc. (a)	23,020	205,799
JPMorgan Chase & Co.	103,925	6,457,900
KeyCorp	23,787	262,846
M&T Bank Corp.	4,513	533,572
People's United Financial, Inc. (a)	8,846	129,682
PNC Financial Services Group, Inc.	14,194	1,155,250
Regions Financial Corp.	36,006	306,411
SunTrust Banks, Inc.	14,318	588,183
U.S. Bancorp.	46,024	1,856,148
Wells Fargo & Co.	131,320	6,215,376
Zions Bancorp.	5,877	147,689
		26,994,971
Capital Markets 1.7%
Affiliated Managers Group, Inc.*	1,538	216,504
Ameriprise Financial, Inc.	4,757	427,416
Bank of New York Mellon Corp.	30,480	1,184,148
BlackRock, Inc.	3,577	1,225,230
Charles Schwab Corp.	34,048	861,755
E*TRADE Financial Corp.*	8,040	188,860
Franklin Resources, Inc.	10,464	349,184
Invesco Ltd.	12,019	306,965
Legg Mason, Inc.	3,054	90,063
	Shares	Value ($)

Morgan Stanley	42,827	1,112,646
Northern Trust Corp.	6,217	411,938
State Street Corp.	11,158	601,639
T. Rowe Price Group, Inc. (a)	6,997	510,571
The Goldman Sachs Group, Inc.	11,000	1,634,380
		9,121,299
Consumer Finance 0.7%
American Express Co.	23,008	1,397,966
Capital One Financial Corp. (a)	14,598	927,119
Discover Financial Services	11,737	628,986
Navient Corp.	9,526	113,836
Synchrony Financial*	23,623	597,189
		3,665,096
Diversified Financial Services 2.1%
Berkshire Hathaway, Inc. "B"*	53,291	7,716,004
CME Group, Inc.	9,593	934,358
Intercontinental Exchange, Inc.	3,369	862,329
Leucadia National Corp.	9,340	161,862
Moody's Corp.	4,792	449,059
Nasdaq, Inc.	3,318	214,575
S&P Global, Inc.	7,519	806,488
		11,144,675
Insurance 2.6%
Aflac, Inc.	11,769	849,251
Allstate Corp.	10,583	740,281
American International Group, Inc.	31,857	1,684,917
Aon PLC	7,552	824,905
Arthur J. Gallagher & Co.	5,013	238,619
Assurant, Inc.	1,798	155,185
Chubb Ltd.	13,211	1,726,810
Cincinnati Financial Corp.	4,230	316,785
Hartford Financial Services Group, Inc.	11,235	498,609
Lincoln National Corp.	6,733	261,038
Loews Corp.	7,518	308,915
Marsh & McLennan Companies, Inc.	14,798	1,013,071
MetLife, Inc.	31,306	1,246,918
Principal Financial Group, Inc.	7,582	311,696
Progressive Corp.	16,549	554,391
Prudential Financial, Inc.	12,634	901,310
The Travelers Companies, Inc.	8,281	985,770
Torchmark Corp.	3,108	192,137
Unum Group	6,755	214,741
Willis Towers Watson PLC	3,913	486,425
XL Group PLC	8,141	271,177
		13,782,951
Real Estate Investment Trusts 3.1%
American Tower Corp. (REIT)	12,108	1,375,590
Apartment Investment & Management Co. "A" (REIT)	4,354	192,273
AvalonBay Communities, Inc. (REIT)	3,889	701,537
Boston Properties, Inc. (REIT)	4,359	574,952
Crown Castle International Corp. (REIT)	9,598	973,525
Digital Realty Trust, Inc. (REIT) (a)	4,158	453,180
Equinix, Inc. (REIT)	1,980	767,705
Equity Residential (REIT)	10,354	713,183
Essex Property Trust, Inc. (REIT)	1,849	421,738
Extra Space Storage, Inc. (REIT)	3,503	324,168
Federal Realty Investment Trust (REIT)	2,081	344,510
	Shares	Value ($)

General Growth Properties, Inc. (REIT)	16,479	491,404
HCP, Inc. (REIT)	13,156	465,459
Host Hotels & Resorts, Inc. (REIT) (a)	21,136	342,615
Iron Mountain, Inc. (REIT)	6,694	266,622
Kimco Realty Corp. (REIT)	12,091	379,416
Prologis, Inc. (REIT)	14,886	730,009
Public Storage (REIT)	4,176	1,067,344
Realty Income Corp. (REIT) (a)	7,367	510,975
Simon Property Group, Inc. (REIT)	8,819	1,912,841
SL Green Realty Corp. (REIT)	2,863	304,824
The Macerich Co. (REIT)	3,648	311,503
UDR, Inc. (REIT)	7,463	275,534
Ventas, Inc. (REIT)	9,671	704,242
Vornado Realty Trust (REIT)	5,024	503,003
Welltower, Inc. (REIT) (a)	10,201	777,010
Weyerhaeuser Co. (REIT)	21,161	629,963
		16,515,125
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	8,413	222,776
Health Care 14.4%
Biotechnology 2.9%
AbbVie, Inc.	46,003	2,848,046
Alexion Pharmaceuticals, Inc.*	6,381	745,045
Amgen, Inc.	21,371	3,251,598
Biogen, Inc.*	6,236	1,507,989
Celgene Corp.*	22,036	2,173,411
Gilead Sciences, Inc.	37,880	3,159,950
Regeneron Pharmaceuticals, Inc.*	2,211	772,147
Vertex Pharmaceuticals, Inc.*	6,979	600,334
		15,058,520
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	41,724	1,640,170
Baxter International, Inc.	15,768	713,029
Becton, Dickinson & Co.	6,063	1,028,224
Boston Scientific Corp.*	38,646	903,157
C.R. Bard, Inc.	2,083	489,838
DENTSPLY SIRONA, Inc.	6,641	412,008
Edwards Lifesciences Corp.*	5,975	595,887
Hologic, Inc.*	6,786	234,795
Intuitive Surgical, Inc.*	1,085	717,630
Medtronic PLC (a)	40,008	3,471,494
St. Jude Medical, Inc.	8,033	626,574
Stryker Corp.	8,967	1,074,516
Varian Medical Systems, Inc.*	2,678	220,212
Zimmer Biomet Holdings, Inc.	5,664	681,832
		12,809,366
Health Care Providers & Services 2.7%
Aetna, Inc.	9,993	1,220,445
AmerisourceBergen Corp. (a)	5,236	415,319
Anthem, Inc.	7,487	983,343
Cardinal Health, Inc.	9,200	717,692
Centene Corp.*	4,901	349,784
Cigna Corp.	7,329	938,039
DaVita HealthCare Partners, Inc.*	4,664	360,620
Express Scripts Holding Co.*	17,926	1,358,791
HCA Holdings, Inc.*	8,529	656,818
Henry Schein, Inc.*	2,307	407,878
Humana, Inc.	4,259	766,109
Laboratory Corp. of America Holdings*	2,943	383,385
	Shares	Value ($)

McKesson Corp.	6,403	1,195,120
Patterson Companies, Inc.	2,431	116,421
Quest Diagnostics, Inc.	3,977	323,767
UnitedHealth Group, Inc.	27,029	3,816,495
Universal Health Services, Inc. "B"	2,540	340,614
		14,350,640
Health Care Technology 0.1%
Cerner Corp.*	8,573	502,378
Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	9,238	409,797
Illumina, Inc.* (a)	4,165	584,683
PerkinElmer, Inc.	3,098	162,397
Thermo Fisher Scientific, Inc.	11,172	1,650,775
Waters Corp.*	2,277	320,260
		3,127,912
Pharmaceuticals 5.7%
Allergan PLC*	11,250	2,599,762
Bristol-Myers Squibb Co.	47,481	3,492,228
Eli Lilly & Co.	27,570	2,171,137
Endo International PLC*	5,837	90,999
Johnson & Johnson	78,236	9,490,027
Mallinckrodt PLC* (a)	3,065	186,291
Merck & Co., Inc.	78,777	4,538,343
Mylan NV*	12,156	525,625
Perrigo Co. PLC (a)	4,022	364,675
Pfizer, Inc.	172,487	6,073,267
Zoetis, Inc.	12,962	615,177
		30,147,531
Industrials 10.0%
Aerospace & Defense 2.6%
Boeing Co.	17,027	2,211,296
General Dynamics Corp.	8,178	1,138,705
Honeywell International, Inc.	21,658	2,519,258
L-3 Communications Holdings, Inc.	2,171	318,464
Lockheed Martin Corp.	7,449	1,848,618
Northrop Grumman Corp.	5,135	1,141,408
Raytheon Co.	8,479	1,152,720
Rockwell Collins, Inc.	3,684	313,656
Textron, Inc.	7,585	277,308
TransDigm Group, Inc.*	1,523	401,600
United Technologies Corp.	22,137	2,270,149
		13,593,182
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	4,011	297,817
Expeditors International of Washington, Inc. (a)	5,214	255,694
FedEx Corp.	7,105	1,078,397
United Parcel Service, Inc. "B"	19,654	2,117,129
		3,749,037
Airlines 0.5%
Alaska Air Group, Inc. (a)	3,532	205,880
American Airlines Group, Inc. (a)	16,420	464,850
Delta Air Lines, Inc.	22,076	804,229
Southwest Airlines Co.	18,088	709,231
United Continental Holdings, Inc.*	9,502	389,962
		2,574,152
Building Products 0.1%
Allegion PLC	2,663	184,892
Fortune Brands Home & Security, Inc.	4,360	252,749
Masco Corp.	9,321	288,392
		726,033
	Shares	Value ($)

Commercial Services & Supplies 0.4%
Cintas Corp. (a)	2,489	244,246
Pitney Bowes, Inc.	5,488	97,686
Republic Services, Inc.	6,707	344,136
Stericycle, Inc.*	2,458	255,927
Tyco International PLC	12,008	511,541
Waste Management, Inc.	11,744	778,275
		2,231,811
Construction & Engineering 0.1%
Fluor Corp.	3,925	193,424
Jacobs Engineering Group, Inc.*	3,539	176,278
Quanta Services, Inc.*	4,221	97,589
		467,291
Electrical Equipment 0.5%
Acuity Brands, Inc.	1,263	313,174
AMETEK, Inc.	6,604	305,303
Eaton Corp. PLC	13,007	776,908
Emerson Electric Co.	18,234	951,085
Rockwell Automation, Inc. (a)	3,709	425,867
		2,772,337
Industrial Conglomerates 2.6%
3M Co.	17,267	3,023,797
Danaher Corp.	17,076	1,724,676
General Electric Co. (a)	261,412	8,229,250
Roper Technologies, Inc.	2,867	488,995
		13,466,718
Machinery 1.2%
Caterpillar, Inc. (a)	16,651	1,262,312
Cummins, Inc. (a)	4,504	506,430
Deere & Co. (a)	8,482	687,381
Dover Corp.	4,429	307,018
Flowserve Corp. (a)	3,711	167,626
Illinois Tool Works, Inc.	9,178	955,981
Ingersoll-Rand PLC	7,278	463,463
PACCAR, Inc. (a)	9,953	516,262
Parker-Hannifin Corp.	3,831	413,940
Pentair PLC	5,180	301,942
Snap-on, Inc.	1,686	266,085
Stanley Black & Decker, Inc.	4,227	470,127
Xylem, Inc.	5,082	226,911
		6,545,478
Professional Services 0.3%
Dun & Bradstreet Corp.	1,023	124,642
Equifax, Inc.	3,350	430,140
Nielsen Holdings PLC	10,255	532,953
Robert Half International, Inc.	3,730	142,337
Verisk Analytics, Inc.*	4,340	351,887
		1,581,959
Road & Rail 0.8%
CSX Corp.	27,269	711,176
J.B. Hunt Transport Services, Inc.	2,539	205,481
Kansas City Southern	3,030	272,973
Norfolk Southern Corp.	8,445	718,923
Ryder System, Inc. (a)	1,566	95,745
Union Pacific Corp.	23,853	2,081,174
		4,085,472
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	8,125	360,669
United Rentals, Inc.*	2,489	167,012
W.W. Grainger, Inc. (a)	1,600	363,600
		891,281
	Shares	Value ($)

Information Technology 19.4%
Communications Equipment 1.0%
Cisco Systems, Inc.	143,033	4,103,617
F5 Networks, Inc.*	1,899	216,182
Harris Corp.	3,542	295,545
Juniper Networks, Inc.	9,914	222,966
Motorola Solutions, Inc.	4,451	293,632
		5,131,942
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	8,734	500,720
Corning, Inc.	30,681	628,347
FLIR Systems, Inc.	3,838	118,786
TE Connectivity Ltd.	10,224	583,893
		1,831,746
Internet Software & Services 4.0%
Akamai Technologies, Inc.* (a)	5,031	281,384
Alphabet, Inc. "A"*	8,349	5,873,772
Alphabet, Inc. "C"*	8,397	5,811,564
eBay, Inc.*	30,076	704,079
Facebook, Inc. "A"*	65,729	7,511,510
VeriSign, Inc.* (a)	2,757	238,370
Yahoo!, Inc.*	24,941	936,784
		21,357,463
IT Services 3.6%
Accenture PLC "A"	17,702	2,005,460
Alliance Data Systems Corp.*	1,662	325,619
Automatic Data Processing, Inc.	12,975	1,192,013
Cognizant Technology Solutions Corp. "A"*	17,257	987,791
CSRA, Inc.	4,064	95,219
Fidelity National Information Services, Inc.	7,825	576,546
Fiserv, Inc.*	6,335	688,804
Global Payments, Inc.	4,448	317,498
International Business Machines Corp.	25,113	3,811,651
MasterCard, Inc. "A"	27,618	2,432,041
Paychex, Inc.	9,088	540,736
PayPal Holdings, Inc.*	31,237	1,140,463
Teradata Corp.*	3,610	90,503
Total System Services, Inc.	4,839	256,999
Visa, Inc. "A" (a)	54,169	4,017,715
Western Union Co. (a)	14,001	268,539
Xerox Corp.	27,142	257,578
		19,005,175
Semiconductors & Semiconductor Equipment 2.8%
Analog Devices, Inc.	8,794	498,092
Applied Materials, Inc.	30,942	741,680
Broadcom Ltd.	10,570	1,642,578
First Solar, Inc.*	2,209	107,092
Intel Corp.	134,210	4,402,088
KLA-Tencor Corp.	4,458	326,548
Lam Research Corp. (a)	4,469	375,664
Linear Technology Corp.	6,713	312,356
Microchip Technology, Inc. (a)	6,149	312,123
Micron Technology, Inc.*	29,850	410,736
NVIDIA Corp. (a)	14,475	680,470
Qorvo, Inc.*	3,643	201,312
QUALCOMM, Inc.	41,766	2,237,405
Skyworks Solutions, Inc. (a)	5,385	340,763
Texas Instruments, Inc.	28,528	1,787,279
Xilinx, Inc.	7,159	330,245
		14,706,431
	Shares	Value ($)

Software 4.1%
Activision Blizzard, Inc.	14,356	568,928
Adobe Systems, Inc.*	14,224	1,362,517
Autodesk, Inc.*	6,338	343,139
CA, Inc.	8,566	281,222
Citrix Systems, Inc.*	4,444	355,920
Electronic Arts, Inc.*	8,581	650,097
Intuit, Inc.	7,279	812,409
Microsoft Corp.	223,490	11,435,983
Oracle Corp.	88,523	3,623,246
Red Hat, Inc.*	5,138	373,019
salesforce.com, Inc.*	18,113	1,438,353
Symantec Corp.	17,536	360,190
		21,605,023
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	155,725	14,887,310
EMC Corp. (a)	55,477	1,507,310
Hewlett Packard Enterprise Co.	47,229	862,874
HP, Inc.	48,863	613,231
NetApp, Inc.	8,349	205,302
Seagate Technology PLC	8,484	206,670
Western Digital Corp.	8,043	380,112
		18,662,809
Materials 2.8%
Chemicals 2.0%
Air Products & Chemicals, Inc.	5,503	781,646
Albemarle Corp.	3,193	253,237
CF Industries Holdings, Inc.	6,520	157,132
Dow Chemical Co.	31,966	1,589,030
E.I. du Pont de Nemours & Co.	24,868	1,611,446
Eastman Chemical Co.	4,294	291,562
Ecolab, Inc. (a)	7,554	895,904
FMC Corp.	3,904	180,794
International Flavors & Fragrances, Inc. (a)	2,280	287,440
LyondellBasell Industries NV "A"	9,667	719,418
Monsanto Co.	12,382	1,280,423
PPG Industries, Inc.	7,568	788,207
Praxair, Inc.	8,079	907,999
The Mosaic Co.	9,804	256,669
The Sherwin-Williams Co.	2,225	653,416
		10,654,323
Construction Materials 0.2%
Martin Marietta Materials, Inc.	1,802	345,984
Vulcan Materials Co.	3,756	452,072
		798,056
Containers & Packaging 0.3%
Avery Dennison Corp.	2,496	186,576
Ball Corp. (a)	4,944	357,402
International Paper Co.	11,597	491,481
Owens-Illinois, Inc.*	4,653	83,801
Sealed Air Corp.	5,653	259,868
WestRock Co.	7,273	282,701
		1,661,829
Metals & Mining 0.3%
Alcoa, Inc. (a)	37,933	351,639
Freeport-McMoRan, Inc. (a)	35,278	392,997
Newmont Mining Corp.	14,987	586,291
Nucor Corp.	8,982	443,801
		1,774,728
	Shares	Value ($)

Telecommunication Services 2.9%
Diversified Telecommunication Services
AT&T, Inc.	175,143	7,567,929
CenturyLink, Inc. (a)	15,374	446,000
Frontier Communications Corp. (a)	32,823	162,146
Level 3 Communications, Inc.*	8,166	420,467
Verizon Communications, Inc.	115,952	6,474,760
		15,071,302
Utilities 3.6%
Electric Utilities 2.2%
Alliant Energy Corp.	6,458	256,383
American Electric Power Co., Inc.	13,927	976,143
Duke Energy Corp.	19,621	1,683,286
Edison International	9,238	717,515
Entergy Corp.	5,040	410,004
Eversource Energy	8,989	538,441
Exelon Corp.	26,355	958,268
FirstEnergy Corp.	11,959	417,489
NextEra Energy, Inc.	13,133	1,712,543
PG&E Corp.	14,137	903,637
Pinnacle West Capital Corp.	3,238	262,472
PPL Corp.	19,373	731,331
Southern Co.	26,691	1,431,438
Xcel Energy, Inc.	14,400	644,832
		11,643,782
Gas Utilities 0.0%
AGL Resources, Inc.	3,430	226,277
Independent Power & Renewable Eletricity Producers 0.1%
AES Corp. (a)	18,485	230,693
NRG Energy, Inc.	9,273	139,002
		369,695
Multi-Utilities 1.2%
Ameren Corp.	6,804	364,558
CenterPoint Energy, Inc.	12,335	296,040
CMS Energy Corp.	8,016	367,614
Consolidated Edison, Inc.	8,689	698,943
Dominion Resources, Inc. (a)	17,532	1,366,269
DTE Energy Co.	5,076	503,133
	Shares	Value ($)

NiSource, Inc.	9,033	239,555
Public Service Enterprise Group, Inc.	14,377	670,112
SCANA Corp.	4,061	307,255
Sempra Energy	6,775	772,486
TECO Energy, Inc.	6,552	181,097
WEC Energy Group, Inc. (a)	8,927	582,934
		6,349,996
Water Utilities 0.1%
American Water Works Co., Inc.	5,037	425,677
Total Common Stocks (Cost $310,155,006)		517,818,811

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.3%**, 9/15/2016 (b) (Cost $584,630)	585,000	584,749

	Shares	Value ($)

Securities Lending Collateral 7.8%
Daily Assets Fund "Capital Shares", 0.51% (c) (d) (Cost $41,459,685)	41,459,685	41,459,685

Cash Equivalents 2.0%
Deutsche Central Cash Management Government Fund, 0.44% (c) (Cost $10,430,304)	10,430,304	10,430,304

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $362,629,625)†	107.9	570,293,549
Other Assets and Liabilities, Net	(7.9)	(41,707,432)
Net Assets	100.0	528,586,117

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $374,411,412. At June 30, 2016, net unrealized appreciation for all securities based on tax cost was $195,882,137. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $219,955,002 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $24,072,865.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2016 amounted to $41,015,198, which is 7.8% of net assets.

(b) At June 30, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At June 30, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	9/16/2016	110	11,496,100	22,292

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$ 517,818,811	$ —	$ —	$ 517,818,811
Government & Agency Obligations	—	584,749	—	584,749
Short-Term Investments (e)	51,889,989	—	—	51,889,989
Derivatives (f) Futures Contracts	22,292	—	—	22,292
Total	$ 569,731,092	$ 584,749	$ —	$ 570,315,841

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2016 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $310,739,636) — including $41,015,198 of securities loaned	$ 518,403,560
Investment in Daily Assets Fund (cost $41,459,685)*	41,459,685
Investment in Deutsche Central Cash Management Government Fund (cost $10,430,304)	10,430,304
Total investments in securities, at value (cost $362,629,625)	570,293,549
Cash	12,918
Receivable for Fund shares sold	21,589
Dividends receivable	581,778
Interest receivable	8,278
Receivable for variation margin on futures contracts	130,366
Foreign taxes recoverable	2,157
Other assets	3,922
Total assets	$ 571,054,557
Liabilities
Payable upon return of securities loaned	41,459,685
Payable for investments purchased	603,748
Payable for Fund shares redeemed	155,347
Accrued management fee	79,542
Accrued Trustees' fees	1,292
Other accrued expenses and payables	168,826
Total liabilities	42,468,440
Net assets, at value	$ 528,586,117
Net Assets Consist of
Undistributed net investment income	4,985,338
Net unrealized appreciation (depreciation) on: Investments	207,663,924
Futures	22,292
Accumulated net realized gain (loss)	14,779,736
Paid-in capital	301,134,827
Net assets, at value	$ 528,586,117
Class A Net Asset Value, offering and redemption price per share ($498,414,809 ÷ 27,400,300 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 18.19
Class B Net Asset Value, offering and redemption price per share ($14,033,471 ÷ 770,564 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 18.21
Class B2 Net Asset Value, offering and redemption price per share ($16,137,837 ÷ 885,824 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 18.22

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2016 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $1,323)	$ 5,923,693
Interest	531
Income distributions — Deutsche Central Cash Management Government Fund	11,070
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	28,570
Total income	5,963,864
Expenses: Management fee	520,844
Administration fee	260,422
Services to shareholders	2,486
Record keeping fee (Class B and Class B2)	18,075
Distribution service fees (Class B and Class B2)	36,333
Custodian fee	20,272
Professional fees	37,856
Reports to shareholders	26,838
Trustees' fees and expenses	13,503
Other	20,816
Total expenses before expense reductions	957,445
Expense reductions	(47,945)
Total expenses after expense reductions	909,500
Net investment income (loss)	5,054,364
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	25,543,001
Futures	1,153,862
26,696,863
Change in net unrealized appreciation (depreciation) on: Investments	(13,737,651)
Futures	28,702
(13,708,949)
Net gain (loss)	12,987,914
Net increase (decrease) in net assets resulting from operations	$ 18,042,278

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations: Net investment income (loss)	$ 5,054,364	$ 10,807,749
Net realized gain (loss)	26,696,863	40,935,822
Change in net unrealized appreciation (depreciation)	(13,708,949)	(44,867,654)
Net increase (decrease) in net assets resulting from operations	18,042,278	6,875,917
Distributions to shareholders from: Net investment income: Class A	(10,160,013)	(9,872,144)
Class B	(239,707)	(139,339)
Class B2	(284,387)	(233,490)
Net realized gains: Class A	(37,893,356)	(27,498,227)
Class B	(1,020,192)	(461,402)
Class B2	(1,283,529)	(836,657)
Total distributions	(50,881,184)	(39,041,259)
Fund share transactions: Class A Proceeds from shares sold	7,235,126	24,313,549
Reinvestment of distributions	48,053,369	37,370,371
Cost of shares redeemed	(56,142,534)	(111,171,237)
Net increase (decrease) in net assets from Class A share transactions	(854,039)	(49,487,317)
Class B Proceeds from shares sold	1,754,429	6,669,770
Reinvestment of distributions	1,259,899	600,741
Cost of shares redeemed	(538,896)	(1,280,491)
Net increase (decrease) in net assets from Class B share transactions	2,475,432	5,990,020
Class B2 Proceeds from shares sold	175,722	675,159
Reinvestment of distributions	1,567,916	1,070,147
Cost of shares redeemed	(1,600,899)	(2,843,635)
Net increase (decrease) in net assets from Class B2 share transactions	142,739	(1,098,329)
Increase (decrease) in net assets	(31,074,774)	(76,760,968)
Net assets at beginning of period	559,660,891	636,421,859
Net assets at end of period (including undistributed net investment income of $4,985,338 and $10,615,081, respectively)	$ 528,586,117	$ 559,660,891

The accompanying notes are an integral part of the financial statements.

Other Information	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Class A Shares outstanding at beginning of period	27,337,468	29,911,141
Shares sold	389,253	1,225,463
Shares issued to shareholders in reinvestment of distributions	2,660,762	1,892,171
Shares redeemed	(2,987,183)	(5,691,307)
Net increase (decrease) in Class A shares	62,832	(2,573,673)
Shares outstanding at end of period	27,400,300	27,337,468
Class B Shares outstanding at beginning of period	634,704	337,768
Shares sold	95,307	331,792
Shares issued to shareholders in reinvestment of distributions	69,646	30,371
Shares redeemed	(29,093)	(65,227)
Net increase (decrease) in Class B shares	135,860	296,936
Shares outstanding at end of period	770,564	634,704
Class B2 Shares outstanding at beginning of period	877,722	933,560
Shares sold	9,574	33,269
Shares issued to shareholders in reinvestment of distributions	86,625	54,075
Shares redeemed	(88,097)	(143,182)
Net increase (decrease) in Class B2 shares	8,102	(55,838)
Shares outstanding at end of period	885,824	877,722

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 6/30/16 (Unaudited)	Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 19.40	$ 20.41	$ 19.01	$ 15.01	$ 13.20	$ 13.17
Income (loss) from investment operations: Net investment income (loss)[a]	.18	.35	.33	.30	.28	.23
Net realized and unrealized gain (loss)	.52	(.10)	2.10	4.37	1.78	.03
Total from investment operations	.70	.25	2.43	4.67	2.06	.26
Less distributions from: Net investment income	(.40)	(.33)	(.37)	(.31)	(.25)	(.23)
Net realized gains	(1.51)	(.93)	(.66)	(.36)	—	—
Total distributions	(1.91)	(1.26)	(1.03)	(.67)	(.25)	(.23)
Net asset value, end of period	$ 18.19	$ 19.40	$ 20.41	$ 19.01	$ 15.01	$ 13.20
Total Return (%)	3.69b**	1.13[b]	13.39[b]	31.93[b]	15.70	1.83
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	498	530	610	600	668	632
Ratio of expenses before expense reductions (%)	.35*	.34	.34	.34	.35	.33
Ratio of expenses after expense reductions (%)	.33*	.33	.33	.34	.35	.33
Ratio of net investment income (loss) (%)	1.96*	1.77	1.70	1.76	1.95	1.74
Portfolio turnover rate (%)	2**	3	3	4[c]	4	6

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

Class B	Six Months Ended 6/30/16 (Unaudited)	Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 19.40	$ 20.40	$ 19.01	$ 15.00	$ 13.19	$ 13.17
Income (loss) from investment operations: Net investment income (loss)[a]	.16	.30	.28	.34	.25	.20
Net realized and unrealized gain (loss)	.51	(.09)	2.09	4.29	1.78	.01
Total from investment operations	.67	.21	2.37	4.63	2.03	.21
Less distributions from: Net investment income	(.35)	(.28)	(.32)	(.26)	(.22)	(.19)
Net realized gains	(1.51)	(.93)	(.66)	(.36)	—	—
Total distributions	(1.86)	(1.21)	(.98)	(.62)	(.22)	(.19)
Net asset value, end of period	$ 18.21	$ 19.40	$ 20.40	$ 19.01	$ 15.00	$ 13.19
Total Return (%)	3.53b**	.92[b]	13.05[b]	31.68[b]	15.42	1.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14	12	7	5	47	45
Ratio of expenses before expense reductions (%)	.69*	.67	.62	.59	.60	.58
Ratio of expenses after expense reductions (%)	.60*	.58	.58	.58	.60	.58
Ratio of net investment income (loss) (%)	1.69*	1.53	1.45	2.11	1.70	1.49
Portfolio turnover rate (%)	2**	3	3	4[c]	4	6

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

Class B2	Six Months Ended 6/30/16 (Unaudited)	Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 19.39	$ 20.40	$ 18.99	$ 14.99	$ 13.18	$ 13.15
Income (loss) from investment operations: Net investment income (loss)[a]	.15	.28	.27	.23	.22	.18
Net realized and unrealized gain (loss)	.52	(.10)	2.09	4.37	1.78	.02
Total from investment operations	.67	.18	2.36	4.60	2.00	.20
Less distributions from: Net investment income	(.33)	(.26)	(.29)	(.24)	(.19)	(.17)
Net realized gains	(1.51)	(.93)	(.66)	(.36)	—	—
Total distributions	(1.84)	(1.19)	(.95)	(.60)	(.19)	(.17)
Net asset value, end of period	$ 18.22	$ 19.39	$ 20.40	$ 18.99	$ 14.99	$ 13.18
Total Return (%)	3.53b**	.76[b]	13.00[b]	31.44[b]	15.26[b]	1.43
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	16	17	19	20	19	18
Ratio of expenses before expense reductions (%)	.75*	.74	.74	.74	.75	.73
Ratio of expenses after expense reductions (%)	.70*	.68	.68	.72	.74	.73
Ratio of net investment income (loss) (%)	1.59*	1.42	1.35	1.39	1.55	1.34
Portfolio turnover rate (%)	2**	3	3	4[c]	4	6

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. Deutsche Equity 500 Index VIP (the "Fund") is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers three classes of shares to investors: Class A shares, Class B shares and Class B2 shares. Class B and Class B2 shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate of 0.25% of Class B and Class B2 shares average daily net assets. In addition, Class B and Class B2 shares are subject to record keeping fees equal to an annual rate up to 0.15% of average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and record keeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund. During the six months ended June 30, 2016, the Fund invested the cash collateral in Daily Assets Fund, an affiliated money market fund managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.08% annualized effective rate as of June 30, 2016) on the cash collateral invested in Daily Assets Fund. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2016, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Real Estate Investment Trusts. The Fund periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2016, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2016 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2016, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $3,155,000 to $11,496,000.

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2016 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivative	Futures Contracts
Equity Contracts (a)	$ 22,292

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2016 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$ 1,153,862
The above derivative is located in the following Statement of Operations account: (a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$ 28,702
The above derivative is located in the following Statement of Operations account: (a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2016, purchases and sales of investment securities (excluding short-term investments) aggregated $11,911,182 and $61,142,704, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's subadvisor. Northern Trust Investments, Inc. ("NTI") serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $1 billion of the Fund's average daily net assets	.200%
Next $1 billion of such net assets	.175%
Over $2 billion of such net assets	.150%

Accordingly, for the six months ended June 30, 2016, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.20% of the Fund's average daily net assets.

For the period from January 1, 2016 through April 30, 2016, the Advisor had contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.33%
Class B	.58%
Class B2	.68%

Effective May 1, 2016 through April 30, 2017, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.33%
Class B	.62%
Class B2	.72%

For the six months ended June 30, 2016, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$ 37,743
Class B	6,111
Class B2	4,091
$ 47,945

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2016, the Administration Fee was $260,422, of which $43,180 is unpaid.

Distribution Service Agreement. Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, is the Fund's distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B and B2 shares. For the six months ended June 30, 2016, the Distribution Service Fees were as follows:

Distribution Service Fees	Total Aggregated	Unpaid at June 30, 2016
Class B	$ 15,996	$ 2,856
Class B2	20,337	3,387
	$ 36,333	$ 6,243

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee they receive from the Fund. For the six months ended June 30, 2016, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2016
Class A	$ 233	$ 116
Class B	40	19
Class B2	29	15
	$ 302	$ 150

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $8,953, all of which is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2016, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $2,517.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2016.

F. Ownership of the Fund

At June 30, 2016, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 51% and 17%, respectively. At June 30, 2016, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class B shares of the Fund, owning 68% and 19%. At June 30, 2016, one participating insurance company was a beneficial owner of record of 95% of the total outstanding Class B2 shares of the Fund.

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2016 to June 30, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2016
Actual Fund Return	Class A	Class B	Class B2
Beginning Account Value 1/1/16	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/16	$ 1,036.90	$ 1,035.30	$ 1,035.30
Expenses Paid per $1,000*	$ 1.67	$ 3.04	$ 3.54
Hypothetical 5% Fund Return	Class A	Class B	Class B2
Beginning Account Value 1/1/16	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/16	$ 1,023.22	$ 1,021.88	$ 1,021.38
Expenses Paid per $1,000*	$ 1.66	$ 3.02	$ 3.52

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class B	Class B2
Deutsche Equity 500 Index VIP	.33%	.60%	.70%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Equity 500 Index VIP’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DIMA and Northern Trust Investments, Inc. ("NTI") in September 2015.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also requested and received information regarding DIMA’s oversight of Fund sub-advisers, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2014, the Fund’s performance (Class A shares) was in the 1st quartile, 2nd quartile, and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2014, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

vit-equ500-3 (R-028371-5  8/16)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Equity 500 Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/22/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/22/2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	8/22/2016